Other disclosures - Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 820	€ 925	€ 630	€ 629
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	152,661	142,832
Financial liabilities, at fair value	182,818	163,733
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,988	8,290	7,661	7,667
Financial liabilities, at fair value	820	925
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	402	415	211	160
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0	7
Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	22	19	32	26
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	63	42	0	67
Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value			0	0
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	184	119	58	16
Financial liabilities designated at fair value through profit or loss (*) | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	151	150	151
Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,040	383	517	537
Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	481	340	488	513
Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	217	139	216	224
Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3	4	13	12
Financial assets held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	29	39	83	182
Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	85	48	2	41
Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	147	110	174	54
Financial assets held for trading | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1	1	1	2
Financial assets held for trading | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	413	42	28	22
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,912	1,833	1,945	1,865
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	228	239	319	268
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,347	1,269	1,315	1,231
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	337	325	311	366
Financial assets at fair value through profit and loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	417	427	494	418
Financial assets at fair value through profit and loss | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			0	0
Financial assets at fair value through profit and loss | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	5	13	18
Financial assets at fair value through profit and loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	412	422	481	400
Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,618	5,647	4,705	4,847
Financial assets at fair value through other comprehensive income | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,859	4,718	3,788	3,880
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	496	700	700	821
Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	263	229	€ 217	€ 146
Financial assets and liabilities, category | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	134,888	115,185
Financial assets and liabilities, category | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	119,291	98,533
Financial assets and liabilities, category | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	402	415
Financial assets and liabilities, category | Financial liabilities held for trading | Central Banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	16,216	5,759
Financial assets and liabilities, category | Financial liabilities held for trading | Central Banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	14,140	9,796
Financial assets and liabilities, category | Financial liabilities held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Loans and advances to customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	19,921	12,226
Financial assets and liabilities, category | Financial liabilities held for trading | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	61,567	64,147
Financial assets and liabilities, category | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	402	415
Financial assets and liabilities, category | Financial liabilities held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	47,317	51,191
Financial assets and liabilities, category | Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	133	235
Financial assets and liabilities, category | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,182	769
Financial assets and liabilities, category | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,524	3,268
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	22	19
Financial assets and liabilities, category | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	599	591
Financial assets and liabilities, category | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	63	42
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	32	807
Financial assets and liabilities, category | Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,913	7,521
Financial assets and liabilities, category | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	184	119
Financial assets and liabilities, category | Financial liabilities held for trading | Short Positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,447	6,605
Financial assets and liabilities, category | Financial liabilities held for trading | Short Positions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	10,288	9,228
Financial assets and liabilities, category | Hedging derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	10,235	9,214
Financial assets and liabilities, category | Hedging derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	53	14
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	8,598	8,142
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	53	14
Financial assets and liabilities, category | Hedging derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,637	1,072
Financial assets and liabilities, category | Hedging derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss (*)
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	36,220	40,268
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss (*) | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	36,073	39,905
Financial assets and liabilities, category | Financial liabilities designated at fair value through profit or loss (*) | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	151
Financial assets and liabilities, category | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	183,834	156,118
Financial assets and liabilities, category | Financial assets held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	121,705	110,721
Financial assets and liabilities, category | Financial assets held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,040	383
Financial assets and liabilities, category | Financial assets held for trading | Central Banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	12,405	11,595
Financial assets and liabilities, category | Financial assets held for trading | Central Banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	23,592	16,502
Financial assets and liabilities, category | Financial assets held for trading | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Loans and advances to customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10,906	9,550
Financial assets and liabilities, category | Financial assets held for trading | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	145	0
Financial assets and liabilities, category | Financial assets held for trading | Debt instruments and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,804	6,537
Financial assets and liabilities, category | Financial assets held for trading | Debt instruments and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	414	43
Financial assets and liabilities, category | Financial assets held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	66,998	66,537
Financial assets and liabilities, category | Financial assets held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	481	340
Financial assets and liabilities, category | Financial assets held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	52,475	54,367
Financial assets and liabilities, category | Financial assets held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	217	139
Financial assets and liabilities, category | Financial assets held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,229	916
Financial assets and liabilities, category | Financial assets held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3	4
Financial assets and liabilities, category | Financial assets held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,083	2,681
Financial assets and liabilities, category | Financial assets held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	29	39
Financial assets and liabilities, category | Financial assets held for trading | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	29	113
Financial assets and liabilities, category | Financial assets held for trading | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	339	354
Financial assets and liabilities, category | Financial assets held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	85	48
Financial assets and liabilities, category | Financial assets held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,843	8,106
Financial assets and liabilities, category | Financial assets held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	147	110
Financial assets and liabilities, category | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,532	8,069
Financial assets and liabilities, category | Hedging derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,531	8,069
Financial assets and liabilities, category | Hedging derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1	0
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,828	6,687
Financial assets and liabilities, category | Hedging derivatives | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1	0
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	2
Financial assets and liabilities, category | Hedging derivatives | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Hedging derivatives | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	701	1,380
Financial assets and liabilities, category | Hedging derivatives | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,796	5,713
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,146	2,080
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,912	1,833
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	970	643
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,347	1,269
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	551	809
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	337	325
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	625	628
Financial assets and liabilities, category | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	228	239
Financial assets and liabilities, category | Financial assets at fair value through profit and loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,645	8,989
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,737	6,586
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	417	427
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	626	673
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Loans and advances to customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,925	5,769
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Loans and advances to customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	5
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Debt instruments and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	186	144
Financial assets and liabilities, category | Financial assets at fair value through profit and loss | Debt instruments and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	412	422
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	86,756	85,239
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	14,542	15,376
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,618	5,647
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11	9
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	496	700
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,373	11,869
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	263	229
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,158	3,498
Financial assets and liabilities, category | Financial assets at fair value through other comprehensive income | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,859	4,718
Liabilities under insurance contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	17,584	16,426
Liabilities under insurance contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	17,219	16,081
Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 365	€ 345